BUSINESS COMBINATIONS - FAIR VALUE RBRASIL (Details) R$ in Thousands	8 Months Ended		12 Months Ended
	Sep. 02, 2016 BRL (R$)	Sep. 02, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 02, 2016 USD ($)
Liabilities [abstract]
Deferred tax liabilities			$ 30,221,000	$ 43,942,000	$ 45,597,000
Goodwill on acquisition			154,989,000	153,144,000	146,015,000
Analysis of the cash flow of the acquisition
Outflow cash, net			$ 0	$ 14,512,000	$ 8,638,000
R Brasil Solucoes S.A. [member]
Assets [abstract]
Cash and cash equivalents						$ 315,000
Escrow account	R$ 9,400					2,884,000
Deferred taxes assets						2,079,000
Other credits						679,000
Property, plant and equipment						491,000
Identifiable intangible assets recognised as of acquisition date						2,628,000
Accounts receivable						2,273,000
Liabilities [abstract]
Other obligations						2,932,000
Contingent liabilities recognised as of acquisition date						13,105,000
Total net liabilities assumed at fair value						(4,688,000)
Non- interest						928,000
Goodwill on acquisition						15,214,000
Total of the consideration						11,454,000
Purchase price consideration
Contingent consideration	8,150					$ 2,501,000
Analysis of the cash flow of the acquisition
Consideration paid (received)		$ 8,953,000
Net cash acquired		315,000
Outflow cash, net	R$ 27,095	$ 8,638,000